5. EQUITY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Equity [Abstract]
Summary of warrant activity
	Amount	Range of Exercise Price	Weighted Average Exercise Price
Warrants outstanding at March 31, 2017	2,604,096	$2.10 - $15.00	$3.64
Exercised	–	n/a	n/a
Issued	–	n/a	n/a
Cancelled/Expired	(128,357)	$5.00 –$9.00	$5.80
Warrants outstanding at June 30, 2017	2,475,739	$2.10 - $15.00	$3.47
Warrants exercisable at June 30, 2017	2,475,739	$2.10 - $15.00	$3.47

	Fiscal Year Ended March 31,
	2017		2016
	Warrants	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	2,164,094	$6.68	1,430,738	$6.84
Granted	749,825	$4.10	746,657	$6.30
Exercised	(2,660)	$6.25	(12,049)	$2.15
Cancelled/Forfeited	(307,163)	$5.18	(1,252)	$2.10
Outstanding, end of year	2,604,096	$3.64	2,164,094	$6.68
Exercisable, end of year	2,604,096	$3.64	2,164,094	$6.68
Weighted average estimated fair value of warrants granted		$2.65		$5.11

Assumptions used for warrants granted
Risk free interest rate	0.79% – 1.38%
Average expected life	3 months – 2.33 years
Expected volatility	68% – 111%
Expected dividends	None

	Year Ended March 31,
	2017	2016
Risk free interest rate	0.7% - 1.93%	1.70%
Average expected life	3.42 – 5.5 years	5 years
Expected volatility	88.2% - 96.0%	98.6%
Expected dividends	None	None

Summary of warrant activity exercisable and outstanding
	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$5.00 or Below	1,860,101	3.78	$3.67	1,860,101	$3.67
$5.20 - $9.00	711,067	2.77	$6.47	705,067	$6.47
$9.65 - $15.00	32,928	2.37	$12.32	32,928	$12.32
	2,604,096			2,604,096

RSU's expected to vest
Number of RSUs
Vested	46,125
Expected to vest	507,375
Total	553,500

Summary of stock options outstanding
	Fiscal Year Ended March 31,
	2017		2016
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding, beginning of year	438,547	$10.94	501,690		$11.00
Granted	–	N/A	–	$	N/A
Exercised	–	N/A	–	$	N/A
Cancelled/Forfeited	(6,500)	$7.96	(63,143)		$11.45
Outstanding, end of year	432,047	$10.98	438,547		$10.94
Exercisable, end of year	414,547	$11.24	388,414		$11.53
Weighted average estimated fair value of options granted		N/A		$	N/A

Detail of options outstanding and exercisable by exercise price
	Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$3.80 - $9.50	184,047	6.70 years	$6.82	166,547	$6.86
$12.50	163,000	3.39 years	$12.50	163,000	$12.50
$18.00 - $20.50	85,000	1.02 years	$19.03	85,000	$19.03
	432,047			414,547

Schedule of stock-based compensation
	Fiscal Year Ended
	March 31, 2017	March 31, 2016
Vesting of stock options	$2,186,309	$202,844
Total Stock-Based Compensation	$2,186,309	$202,844